COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			3 Months Ended				6 Months Ended			12 Months Ended
	May 31, 2021	Apr. 02, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 03, 2020
Restructuring Cost and Reserve [Line Items]
Operating lease liability			$ 306,608				$ 306,608			$ 395,764
Lease expiration term	May 31, 2023
Reduction in ROU assets and liabilities	$ 3,286
Rent expenses			$ 45,560	$ 52,672			$ 91,521	$ 66,180	$ 26,828	156,716	$ 53,594
Operating lease payments										$ 4,654
Commitments, Description										On February 16, 2021, Prime Minister, Tan Sri Muhyiddin Yassin announced that a National COVID-19 Immunisation Plan will be implemented for one year after February 2021, which 80% of the Malaysia population will be vaccinated to achieve herd immunization. On March 5, 2021, lockdowns in most part of the country was eased to a CMCO. As at the date of this report, over 450,000 doses of the COVID-19 vaccines have been administered in the country.
Agape Superior Living S D N B H D [Member]
Restructuring Cost and Reserve [Line Items]
Rent expenses					$ 44,338	$ 43,982					$ 175,755	$ 125,309
C O V I D Nineteen Impact [Member]
Restructuring Cost and Reserve [Line Items]
COVID-19 impact description							On May 12, 2021, Malaysia was again put under a full lockdown nationwide, until the earlier of (i) daily COVID-19 cases infection of the country fall below 4,000; (ii) intensive Unit Care, or ICU, wards start operating at a moderate level; or (iii) 10% of the Malaysian population is fully vaccinated. The country is administering over 400,000 doses of COVID-19 vaccines daily. On July 17, 2021, the full lockdown was slightly eased as 13.9% of the Malaysian population was fully vaccinated, with another 30% having received at least one dose of the vaccine.
Training Center [Member]
Restructuring Cost and Reserve [Line Items]
Lease expiration term	August 31, 2023
ASL [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease liability		$ 490,000											$ 506,000
Operating lease effective interest rate	5.50%	5.50%
Operating lease, weighted average remaining lease term		2 years 6 months 14 days	2 years 14 days				2 years 14 days
Operating lease effective interest rate		5.50%